Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 10,179,000
Impairment charge	(216,000)	$ 0
Ending balance	13,582,000	10,179,000
Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,075,000
Ending balance	11,916,000	10,075,000
Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	631,000	0
Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	1,002,000	0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	104,000
Ending balance	33,000	104,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,312,000	9,368,000
Additions other than through business combinations, intangible assets other than goodwill	3,538,000	2,008,000
Increase (decrease) through transfers, intangible assets other than goodwill	(6,000)
Disposals		(65,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		1,000
Ending balance	14,844,000	11,312,000
Cost | Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,144,000	9,221,000
Additions other than through business combinations, intangible assets other than goodwill	2,293,000	1,923,000
Increase (decrease) through transfers, intangible assets other than goodwill	(452,000)
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	12,985,000	11,144,000
Cost | Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Additions other than through business combinations, intangible assets other than goodwill	631,000	0
Increase (decrease) through transfers, intangible assets other than goodwill	0
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	631,000	0
Cost | Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Additions other than through business combinations, intangible assets other than goodwill	600,000	0
Increase (decrease) through transfers, intangible assets other than goodwill	452,000
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	1,052,000	0
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	168,000	147,000
Additions other than through business combinations, intangible assets other than goodwill	14,000	85,000
Increase (decrease) through transfers, intangible assets other than goodwill	(6,000)
Disposals		(65,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		1,000
Ending balance	176,000	168,000
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,133,000)	(934,000)
Disposals		65,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1,000)
Amortisation, intangible assets other than goodwill	(129,000)	(47,000)
Impairment charge		(216,000)
Ending balance	(1,262,000)	(1,133,000)
Accumulated amortization | Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,069,000)	(853,000)
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Impairment charge		(216,000)
Ending balance	(1,069,000)	(1,069,000)
Accumulated amortization | Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Impairment charge		0
Ending balance	0	0
Accumulated amortization | Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Disposals		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(50,000)	0
Impairment charge		0
Ending balance	(50,000)	0
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(64,000)	(81,000)
Disposals		65,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1,000)
Amortisation, intangible assets other than goodwill	(79,000)	(47,000)
Impairment charge		0
Ending balance	$ (143,000)	$ (64,000)